UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22003

Nuveen Core Equity Alpha Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JCE
Nuveen Core Equity Alpha Fund
Portfolio of Investments    March 31, 2018
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.3%
	COMMON STOCKS – 98.3%
	Aerospace & Defense – 9.1%
21,800	Boeing Company, (2)	$7,147,784
5,700	General Dynamics Corporation	1,259,130
10,500	Harris Corporation	1,693,440
7,900	L-3 Communications Holdings, Inc.	1,643,200
4,600	Lockheed Martin Corporation	1,554,478
12,800	Northrop Grumman Corporation	4,468,736
14,300	Raytheon Company	3,086,226
4,100	Rockwell Collins, Inc.	552,885
1,400	Textron Inc.	82,558
	Total Aerospace & Defense	21,488,437
	Air Freight & Logistics – 1.0%
15,000	C.H. Robinson Worldwide, Inc.	1,405,650
4,300	FedEx Corporation	1,032,473
	Total Air Freight & Logistics	2,438,123
	Auto Components – 1.2%
20,300	Aptiv PLC	1,724,891
22,200	BorgWarner Inc.	1,115,106
	Total Auto Components	2,839,997
	Automobiles – 0.5%
31,900	General Motors Company	1,159,246
	Banks – 3.0%
34,100	Citigroup Inc.	2,301,750
17,300	Citizens Financial Group Inc.	726,254
4,900	Comerica Incorporated	470,057
22,100	Fifth Third Bancorp	701,675
17,600	Huntington BancShares Inc.	265,760
5,200	KeyCorp	101,660
7,200	People's United Financial, Inc.	134,352
3,100	PNC Financial Services Group, Inc.	468,844
36,500	Regions Financial Corporation	678,170
1,200	SunTrust Banks, Inc.	81,648
23,200	Zions Bancorporation	1,223,336
	Total Banks	7,153,506
0

JCE	Nuveen Core Equity Alpha Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Beverages – 3.1%
25,375	Brown-Forman Corporation, Class B	$1,380,400
21,600	Constellation Brands, Inc., Class A	4,923,072
17,300	Monster Beverage Corporation	989,733
	Total Beverages	7,293,205
	Biotechnology – 0.9%
22,000	AbbVie Inc.	2,082,300
	Building Products – 0.4%
19,400	Masco Corporation	784,536
2,500	Smith AO Corporation	158,975
	Total Building Products	943,511
	Capital Markets – 8.1%
5,900	Affiliated Managers Group Inc.	1,118,522
4,100	Ameriprise Financial, Inc.	606,554
1,100	BlackRock Inc.	595,892
15,600	CBOE Holdings Inc.	1,779,960
1,800	Charles Schwab Corporation	93,996
21,300	CME Group, Inc., (2)	3,445,062
24,500	E*Trade Group Inc.	1,357,545
15,300	Moody's Corporation	2,467,890
16,300	NASDAQ Stock Market, Inc.	1,405,386
4,800	Northern Trust Corporation	495,024
15,200	S&P Global, Inc.	2,904,112
25,500	T. Rowe Price Group Inc.	2,753,235
	Total Capital Markets	19,023,178
	Chemicals – 3.7%
4,500	Albemarle Corporation	417,330
31,400	CF Industries Holdings, Inc.	1,184,722
3,900	Eastman Chemical Company	411,762
18,000	FMC Corporation	1,378,260
7,200	International Flavors & Fragrances Inc.	985,752
21,600	LyondellBasell Industries NV, Class A	2,282,688
6,100	Monsanto Company	711,809
1,900	Praxair, Inc.	274,170
2,600	Sherwin-Williams Company	1,019,512
	Total Chemicals	8,666,005
	Commercial Services & Supplies – 1.1%
25,900	Republic Services, Inc.	1,715,357
9,400	Waste Management, Inc.	790,728
	Total Commercial Services & Supplies	2,506,085

Shares	Description (1)	Value
	Construction & Engineering – 0.1%
4,400	Fluor Corporation	$ 251,768
	Consumer Finance – 1.1%
11,500	American Express Company	1,072,720
14,700	Discover Financial Services	1,057,371
14,800	Synchrony Financial	496,244
	Total Consumer Finance	2,626,335
	Containers & Packaging – 0.6%
12,300	Avery Dennison Corporation	1,306,875
100	Packaging Corp. of America	11,270
	Total Containers & Packaging	1,318,145
	Distributors – 0.5%
4,600	Genuine Parts Company	413,264
17,100	LKQ Corporation	648,945
	Total Distributors	1,062,209
	Electric Utilities – 3.0%
15,700	Alliant Energy Corporation	641,502
9,100	American Electric Power Company, Inc.	624,169
5,600	Entergy Corporation	441,168
7,200	Eversource Energy	424,224
2,300	Exelon Corporation	89,723
18,300	NextEra Energy Inc.	2,988,939
40,700	Xcel Energy, Inc., (2)	1,851,036
	Total Electric Utilities	7,060,761
	Electrical Equipment – 0.4%
11,800	Ametek Inc.	896,446
900	Emerson Electric Company	61,470
	Total Electrical Equipment	957,916
	Electronic Equipment, Instruments & Components – 1.7%
34,800	Amphenol Corporation, Class A	2,997,324
3,100	FLIR Systems Inc.	155,031
7,500	TE Connectivity Limited	749,250
	Total Electronic Equipment, Instruments & Components	3,901,605
	Energy Equipment & Services – 0.1%
3,400	Helmerich & Payne Inc.	226,304
	Equity Real Estate Investment Trust – 3.4%
3,000	Alexandria Real Estate Equities Inc.	374,670
10,000	American Tower Corporation, REIT	1,453,400
7,100	Duke Realty Corporation	188,008
143	Equinix Inc.	59,794

JCE	Nuveen Core Equity Alpha Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Equity Real Estate Investment Trust (continued)
400	Essex Property Trust Inc.	$96,272
16,900	Extra Space Storage Inc.	1,476,384
17,100	Iron Mountain Inc.	561,906
700	Mid-America Apartment Communities	63,868
46,600	Prologis Inc.	2,935,334
2,400	Regency Centers Corporation	141,552
3,600	SBA Communications Corporation	615,312
	Total Equity Real Estate Investment Trust	7,966,500
	Food & Staples Retailing – 0.8%
2,000	Costco Wholesale Corporation	376,860
9,700	Kroger Co.	232,218
13,000	Wal-Mart Stores, Inc.	1,156,610
	Total Food & Staples Retailing	1,765,688
	Food Products – 0.7%
1,800	Hershey Foods Corporation	178,128
19,400	Tyson Foods, Inc., Class A	1,419,886
	Total Food Products	1,598,014
	Health Care Equipment & Supplies – 5.5%
36,500	Abbott Laboratories	2,187,080
5,200	Align Technology, Inc., (3)	1,305,876
34,300	Baxter International, Inc., (2)	2,230,872
16,100	Intuitive Surgical, Inc.	6,646,563
4,600	ResMed Inc.	452,962
	Total Health Care Equipment & Supplies	12,823,353
	Health Care Providers & Services – 1.7%
9,300	Aetna Inc.	1,571,700
16,600	Centene Corporation, (3)	1,774,042
3,700	CIGNA Corporation	620,638
	Total Health Care Providers & Services	3,966,380
	Health Care Technology – 0.5%
21,400	Cerner Corporation	1,241,200
	Hotels, Restaurants & Leisure – 2.9%
21,400	Hilton Worldwide Holdings Inc.	1,685,464
17,900	Marriott International, Inc., Class A	2,434,042
4,700	McDonald's Corporation	734,986
6,100	Wyndham Worldwide Corporation	698,023
7,600	Wynn Resorts Ltd	1,385,936
	Total Hotels, Restaurants & Leisure	6,938,451

Shares	Description (1)	Value
	Household Durables – 1.2%
39,400	D.R. Horton, Inc., (2)	$1,727,296
4,200	Garmin Limited	247,506
1,500	Lennar Corporation, Class A	88,410
29,400	PulteGroup Inc.	867,006
	Total Household Durables	2,930,218
	Independent Power & Renewable Electricity Producers – 0.6%
42,400	NRG Energy Inc.	1,294,472
	Industrial Conglomerates – 0.8%
7,900	3M Co.	1,734,208
1,800	Honeywell International Inc.	260,118
	Total Industrial Conglomerates	1,994,326
	Insurance – 3.1%
5,600	AFLAC Incorporated	245,056
17,800	Allstate Corporation	1,687,440
6,100	AON PLC	856,013
8,500	Hartford Financial Services Group, Inc.	437,920
55,200	Progressive Corporation	3,363,336
4,500	Torchmark Corporation	378,765
6,300	Unum Group	299,943
100	Willis Towers Watson PLC	15,219
	Total Insurance	7,283,692
	Internet Software & Services – 1.2%
17,300	Akamai Technologies, Inc.	1,227,954
13,200	VeriSign, Inc.	1,564,992
	Total Internet Software & Services	2,792,946
	IT Services – 3.7%
5,100	Accenture Limited, Class A	782,850
9,328	DXC Technology Company	937,744
14,600	Fidelity National Information Services	1,405,980
4,500	MasterCard, Inc., Class A	788,220
15,000	Paychex, Inc.	923,850
29,400	PayPal Holdings, Inc.	2,230,578
20,200	Total System Services Inc.	1,742,452
	Total IT Services	8,811,674
	Life Sciences Tools & Services – 0.7%
400	Iqvia Holdings, Inc., (3)	39,244
3,000	Mettler-Toledo International Inc., (3)	1,725,090
	Total Life Sciences Tools & Services	1,764,334

JCE	Nuveen Core Equity Alpha Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Machinery – 3.9%
24,800	Caterpillar Inc.	$3,655,024
3,500	Cummins Inc.	567,315
4,500	Deere & Company	698,940
14,000	Dover Corporation	1,375,080
15,700	Fortive Corporation	1,217,064
1,100	Illinois Tool Works, Inc.	172,326
20,700	Xylem Inc.	1,592,244
	Total Machinery	9,277,993
	Media – 0.1%
17,600	News Corporation, Class A	278,080
	Metals & Mining – 1.2%
156,800	Freeport-McMoRan, Inc.	2,754,976
1,700	Newmont Mining Corporation	66,419
	Total Metals & Mining	2,821,395
	Multiline Retail – 2.2%
26,600	Dollar General Corporation	2,488,430
25,700	Dollar Tree Stores Inc.	2,438,930
5,200	Kohl's Corporation	340,652
	Total Multiline Retail	5,268,012
	Multi-Utilities – 2.2%
21,600	Ameren Corporation	1,223,208
3,400	Consolidated Edison, Inc.	264,996
7,900	Dominion Resources, Inc.	532,697
9,700	DTE Energy Company	1,012,680
35,200	Public Service Enterprise Group Incorporated	1,768,448
4,300	WEC Energy Group, Inc.	269,610
	Total Multi-Utilities	5,071,639
	Oil, Gas & Consumable Fuels – 6.8%
2,100	Anadarko Petroleum Corporation	126,861
20,800	Andeavor	2,091,648
37,500	Cabot Oil & Gas Corporation	899,250
9,300	Cimarex Energy Company	869,550
5,400	Concho Resources Inc.	811,782
19,500	ConocoPhillips	1,156,155
28,200	Devon Energy Corporation	896,478
4,100	EOG Resources, Inc.	431,607
67,600	Marathon Oil Corporation	1,090,388
15,200	Marathon Petroleum Corporation	1,111,272
10,400	Occidental Petroleum Corporation	675,584
33,100	Phillips 66	3,174,952

Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels (continued)
29,200	Valero Energy Corporation	$ 2,708,884
	Total Oil, Gas & Consumable Fuels	16,044,411
	Personal Products – 0.4%
6,000	Estee Lauder Companies Inc., Class A	898,320
	Professional Services – 0.4%
13,600	Robert Half International Inc.	787,304
1,200	Verisk Analytics Inc., (3)	124,800
	Total Professional Services	912,104
	Real Estate Management & Development – 0.4%
18,600	CBRE Group Inc., Class A, (3)	878,292
	Road & Rail – 1.3%
13,500	CSX Corporation, (2)	752,085
9,600	J.B. Hunt Transports Services Inc.	1,124,640
8,700	Norfolk Southern Corporation	1,181,286
	Total Road & Rail	3,058,011
	Semiconductors & Semiconductor Equipment – 3.8%
35,800	Applied Materials, Inc., (2)	1,990,838
2,600	Lam Research Corporation	528,216
85,900	Micron Technology, Inc., (2)	4,478,826
17,800	Texas Instruments Incorporated	1,849,242
	Total Semiconductors & Semiconductor Equipment	8,847,122
	Software – 1.8%
2,300	Ansys Inc.	360,387
10,700	Cadence Design Systems, Inc., (3)	393,439
6,700	Intuit, Inc.	1,161,445
11,300	Red Hat, Inc.	1,689,463
4,800	Salesforce.com, Inc.	558,240
	Total Software	4,162,974
	Specialty Retail – 2.4%
2,600	AutoZone, Inc., (3)	1,686,594
9,500	Best Buy Co., Inc.	664,905
24,300	Gap, Inc.	758,160
3,500	Home Depot, Inc.	623,840
24,300	L Brands Inc.	928,503
1,300	O'Reilly Automotive Inc., (3)	321,594
3,900	Ross Stores, Inc.	304,122
7,300	Tractor Supply Company	460,046
	Total Specialty Retail	5,747,764

JCE	Nuveen Core Equity Alpha Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Technology Hardware, Storage & Peripherals – 0.4%
4,300	Apple, Inc.	$721,454
4,900	NetApp, Inc.	302,281
	Total Technology Hardware, Storage & Peripherals	1,023,735
	Textiles, Apparel & Luxury Goods – 2.2%
8,100	Michael Kors Holdings Limited, (3)	502,848
12,500	PVH Corporation	1,892,875
5,100	Ralph Lauren Corporation	570,180
5,800	Tapestry Inc.	305,138
25,300	VF Corporation	1,875,236
	Total Textiles, Apparel & Luxury Goods	5,146,277
	Trading Companies & Distributors – 1.6%
15,800	Fastenal Company	862,522
9,300	United Rentals Inc., (3)	1,606,389
5,000	W.W. Grainger, Inc.	1,411,350
	Total Trading Companies & Distributors	3,880,261
	Water Utilities – 0.8%
22,500	American Water Works Company	1,847,925

	Total Long-Term Investments (cost $207,909,291)	231,334,199

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	SHORT-TERM INVESTMENTS – 3.6%
	REPURCHASE AGREEMENTS – 2.5%
$ 5,963	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/18, repurchase price $5,963,050, collateralized by $6,235,000 U.S. Treasury Notes, 2.125%, due 9/30/24, value $6,086,002	0.740%	4/02/18	N/A	$ 5,962,560
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 1.1%
2,500	U.S. Treasury Bills, (2)	0.000%	7/19/18	F1+	2,486,918
$ 8,463	Total Short-Term Investments (cost $8,450,521)				8,449,478
	Total Investments (cost $216,359,812) – 101.9%				239,783,677
	Other Assets Less Liabilities – (1.9)% (5)				(4,496,493)
	Net Assets – 100%				$ 235,287,184
Investments in Derivatives
Futures Contracts
Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
S&P 500 E-Mini	Long	40	6/18	$5,576,888	$5,286,000	$(290,888)	$70,800

Options Written
Description(6)	Type	Number of Contracts	Notional Amount (7)	Exercise Price	Expiration Date	Value
RUSSELL 2000® Index	Call	(40)	$ (6,300,000)	$1,575	4/20/18	$(30,800)
RUSSELL 2000® Index	Call	(100)	(16,000,000)	1,600	4/20/18	(31,000)
RUSSELL 2000® Index	Call	(100)	(16,100,000)	1,610	4/20/18	(23,250)
RUSSELL 2000® Index	Call	(195)	(31,687,500)	1,625	4/20/18	(26,325)
RUSSELL 2000® Index	Call	(75)	(12,225,000)	1,630	4/20/18	(8,438)
Total Options Written (premiums received $356,211)		(510)	$(82,312,500)			$(119,813)
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$231,334,199	$ —	$ —	$231,334,199
Short-Term Investments:
Repurchase Agreements	—	5,962,560	—	5,962,560
U.S. Government and Agency Obligations	—	2,486,918	—	2,486,918
Investments in Derivatives:
Futures Contracts*	(290,888)	—	—	(290,888)
Options Written	(119,813)	—	—	(119,813)
Total	$230,923,498	$8,449,478	$ —	$239,372,976

*	Represents net unrealized appreciation (depreciation).

JCE	Nuveen Core Equity Alpha Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on futures contracts and certain options contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of March 31, 2018.
For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.
Tax cost of investments	$216,359,850
Gross unrealized:
Appreciation	$ 27,309,217
Depreciation	(3,885,390)
Net unrealized appreciation (depreciation) of investments	$ 23,423,827

Tax cost of futures	$(290,888)
Net unrealized appreciation (depreciation) of futures	—

Tax cost of options	$(119,813)
Net unrealized appreciation (depreciation) of options	—
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.
(6)	Exchange-traded, unless otherwise noted.
(7)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
N/A	Not Applicable
REIT	Real Estate Investment Trust

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Core Equity Alpha Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: May 30, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2018